Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - Fair value of plan assets [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	₩ 2,048,687	₩ 1,750,783
Expected return on plan assets	107,735	64,378
Remeasurements (before tax)	(870)	(30,044)
Contributions by employer directly to plan assets	2,219	371,398
Benefit payments	(260,528)	(107,828)
Participation In Transfers Of Plan Asset Between Group Entities Related Party Transactions	(218)
Fair value of plan assets at December 31	₩ 1,897,025	₩ 2,048,687